DEFERRED TAX - Summary of Change in Deferred Income Tax (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax, net at the beginning of the period	$ 3,653
Credited to the consolidated statement of comprehensive income (Note 21)	250
Translation differences	105
Deferred tax, net at the end of the period	$ 4,008